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                    [JEFFERSON PILOT FINANCIAL LETTERHEAD]





                                                    May 2, 2002



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

      RE:   JPF SEPARATE ACCOUNT B
            FILE NO. 033-77496

Commissioners:

      Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

           (1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

           (2) the text of the most recent Post-Effective Amendment was electronically filed on April 30, 2002.

      If you have any questions, please call me at (800) 258-3648 x6140.

                                                    Sincerely,

                                                    /s/Charlene Grant

                                                    Charlene Grant
                                                    Assistant Vice President and
                                                    Associate Counsel